Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecognized Tax Benefits Components [Line Items]
Unrecognized Tax Benefits, Beginning Balance	$ 9,300	$ 9,600	$ 11,100
Additions to unrecognized tax benefits			200
Additional interest expense recognized	500	500	600
Audit payments		(200)	(300)
Reduction as a result of the lapse of the statute of limitations and completion of audits		(600)	(2,000)
Unrecognized Tax Benefits, Ending Balance	9,800	9,300	9,600
Interest [Member]
Unrecognized Tax Benefits Components [Line Items]
Unrecognized Tax Benefits, Beginning Balance	3,000	2,900	3,200
Additions to unrecognized tax benefits
Additional interest expense recognized	500	500	600
Audit payments		(100)	(100)
Reduction as a result of the lapse of the statute of limitations and completion of audits		(300)	(800)
Unrecognized Tax Benefits, Ending Balance	3,500	3,000	2,900
Unrecognized Tax Benefits [Member]
Unrecognized Tax Benefits Components [Line Items]
Unrecognized Tax Benefits, Beginning Balance	6,300	6,700	7,900
Additions to unrecognized tax benefits			200
Audit payments		(100)	(200)
Reduction as a result of the lapse of the statute of limitations and completion of audits		(300)	(1,200)
Unrecognized Tax Benefits, Ending Balance	$ 6,300	$ 6,300	$ 6,700